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May 7, 2004


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Variable Separate Account
      AIG SunAmerica Life Assurance Company
      American Pathway II Variable Annuity
      File Nos.  002-86837 and 811-03859

Ladies and Gentlemen:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 3, 2004, for Variable Separate Account (the "Separate Account") of AIG SunAmerica Life Assurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 36 under the Securities Act of 1933 and Amendment No. 29 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 22, 2004, via EDGAR.

      Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Director,
Variable Annuity Product Compliance